Condensed Balance Sheets - USD ($)		Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash		$ 481,610
Prepaid expenses		390,077
Total current assets		871,687
Investments held in Trust Account		230,758,660
Deferred offering costs associated with the initial public offering			$ 73,356
Total assets		231,630,347	73,356
Current liabilities:
Accounts payable		39,166	33,440
Accrued expenses		2,441,005	15,636
Franchise tax payable		75,072
Income tax payable		127,733
Total current liabilities		2,682,976	49,076
Deferred underwriting commissions associated with initial public offering		8,050,000	7,000,000
Total Liabilities		10,732,976	49,076
Commitments and Contingencies
Class A common stock, $0.0001 par value; 21,589,737 and -0- shares subject to possible redemption at $10.00 per share at September 30, 2020 and December 31, 2019, respectively		215,897,370
Stockholder's Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		7,436,723	24,425
Accumulated deficit		(2,437,438)	(720)
Total stockholder's equity		5,000,001	24,280	[1]
Total Liabilities and Stockholder's Equity		231,630,347	73,356
Class A Shares [Member]
Stockholder's Equity:
Common stock, value		141
Class B Shares [Member]
Stockholder's Equity:
Common stock, value	[1]	$ 575	$ 575	[2]

[1]	As of December 31, 2019, this number included up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 25, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.